Inventories and Pre-publication Costs - Summary of Inventories and Pre-Publication Costs (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Information About Inventories Explanatory [Abstract]
Raw materials	£ 2	£ 2
Pre-publication costs	171	157
Finished goods	39	38
Total	£ 212	£ 197	£ 209